Net Income Per Limited Partner Unit Net Income Per Limited Partner Unit (Schedule of Earnings Per unit of our Limited Partners) (Details) - USD ($) $ in Millions		9 Months Ended
		Sep. 30, 2017		Sep. 30, 2016
Limited Partners' Capital Account [Line Items]
Net income attributable to the Partnership		$ 299	[1]	$ 203
Distribution declared		320		208
Distributions in excess of net income attributable to the Partnership		(21)		(5)
General Partner
Limited Partners' Capital Account [Line Items]
Net income attributable to the Partnership		112		63
Distribution declared	[2]	111		63
Distributions in excess of net income attributable to the Partnership		1		0
Common Units | Limited Partner
Limited Partners' Capital Account [Line Items]
Net income attributable to the Partnership		187		140
Distribution declared	[2]	209		145
Distributions in excess of net income attributable to the Partnership		$ (22)		$ (5)

[1]	Financial information has been retrospectively adjusted to reflect the combination of businesses under common control.
[2]	Distribution declared attributable to the indicated periods.